Property, plant and equipment - Reconciliation of carrying amount (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Reconciliation of carrying amount
Acquired through business combination	$ 1,216,263
Other movements	(1,204)
Balance at the end	1,194,915
Freehold land and buildings
Reconciliation of carrying amount
Balance at the end	8,221
Plant and equipment
Reconciliation of carrying amount
Balance at the end	273,219
ROU asset
Reconciliation of carrying amount
Balance at the end	16,572
Mine development
Reconciliation of carrying amount
Other movements	(1,204)
Balance at the end	896,903
Cost
Reconciliation of carrying amount
Acquired through business combination	1,216,263
Additions	43,079
Disposals	(16,564)
Balance at the end	1,241,574
Cost | Freehold land and buildings
Reconciliation of carrying amount
Acquired through business combination	8,559
Balance at the end	8,559
Cost | Plant and equipment
Reconciliation of carrying amount
Acquired through business combination	293,348
Additions	7,725
Disposals	(16,564)
Balance at the end	284,509
Cost | ROU asset
Reconciliation of carrying amount
Acquired through business combination	395
Additions	18,254
Balance at the end	18,649
Cost | Mine development
Reconciliation of carrying amount
Acquired through business combination	913,961
Additions	17,100
Balance at the end	929,857
Accumulated depreciation
Reconciliation of carrying amount
Depreciation for the period	46,659
Balance at the end	46,659
Accumulated depreciation | Freehold land and buildings
Reconciliation of carrying amount
Depreciation for the period	338
Balance at the end	338
Accumulated depreciation | Plant and equipment
Reconciliation of carrying amount
Depreciation for the period	11,290
Balance at the end	11,290
Accumulated depreciation | ROU asset
Reconciliation of carrying amount
Depreciation for the period	2,077
Balance at the end	2,077
Accumulated depreciation | Mine development
Reconciliation of carrying amount
Depreciation for the period	32,954
Balance at the end	$ 32,954